Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Cash Flows from Operating Activities
Net Income		$ 22,798	$ 60,184	[1]	$ 53,940	[1]
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings from unconsolidated subsidiary		(1,159)	(3,562)	[1]	(1,491)	[1]
Direct finance lease income		(299)	0	[1]	0	[1]
Gain on sale of aircraft		(28,959)	(14,761)	[1]	(5,421)	[1]
Depreciation		159,732	166,983	[1]	138,336	[1]
Aircraft impairment		66,093	1,200	[1]	6,166	[1]
Amortization of debt discounts and debt issuance costs		11,922	12,516	[1]	11,680	[1]
Amortization of lease incentives		20,527	18,934	[1]	9,019	[1]
Amortization of lease discounts/premiums and other items		2,046	2,841	[1]	2,228	[1]
Amortization of GAAM acquisition date fair value adjustments		3,650	6,260	[1]	12,602	[1]
Net loss (gain) on debt modification and extinguishment		13,868	(2,247)	[1]	(15,881)	[1]
Share-based compensation		195	30	[1]	3,177	[1]
Unrealized foreign exchange gain		(1,247)	0	[1]	0	[1]
Provision for deferred income taxes		4,919	5,733	[1]	4,534	[1]
Unrealized loss (gain) on derivative instruments		4,134	38	[1]	(1,263)	[1]
Security deposits and maintenance payment liability recognized into earnings		(48,658)	(32,271)	[1]	(23,298)	[1]
Security deposits and maintenance payment claims applied towards operating lease revenues		0	0	[1]	(2,596)	[1]
Distributions from unconsolidated subsidiary		0	5,501	[1]	0	[1]
Changes in operating assets and liabilities:
Rent receivables		6,814	(4,767)	[1]	(4,982)	[1]
Other assets		137	(1,589)	[1]	(1,969)	[1]
Payable to related parties		(19,407)	(12,848)	[1]	(7,613)	[1]
Accounts payable, accrued liabilities and other liabilities		(2,183)	18,990	[1]	4,306	[1]
Net cash flows provided by operating activities		214,923	227,165	[1]	181,474	[1]
Cash Flows from Investing Activities
Distributions from (investment in) unconsolidated subsidiary		(2,009)	1,132	[1]	0	[1]
Rent received from direct finance lease		424	0	[1]	0	[1]
Investment in direct finance lease		(33,596)	0	[1]	0	[1]
Purchase of flight equipment		(567,523)	(915,450)	[1]	(632,944)	[1]
Proceeds from sale of aircraft, net		1,110,046	88,617	[1]	48,539	[1]
Payments for aircraft improvement		(8,196)	(9,841)	[1]	0	[1]
Payments for maintenance		(18,609)	(5,017)	[1]	(24,185)	[1]
Net cash flows provided by (used in) investing activities		480,537	(840,559)	[1]	(608,590)	[1]
Cash Flows from Financing Activities
Restricted cash and cash equivalents		(35,794)	35,690	[1]	(39,731)	[1]
Security deposits received		13,914	18,134	[1]	13,910	[1]
Security deposits returned		(7,788)	(4,728)	[1]	(7,271)	[1]
Maintenance payment liability receipts		84,491	85,172	[1]	56,968	[1]
Maintenance payment liability disbursements		(38,768)	(45,412)	[1]	(16,612)	[1]
Net swap termination payments		(3,737)	0	[1]	0	[1]
Debt extinguishment costs		0	0	[1]	(3,856)	[1]
Debt issuance costs		(933)	(1,803)	[1]	(11,825)	[1]
Proceeds from unsecured borrowings		0	396,563	[1]	291,389	[1]
Proceeds from secured borrowings		147,276	298,658	[1]	688,975	[1]
Repayment of secured borrowings		(791,385)	(192,974)	[1]	(444,607)	[1]
Proceeds from issuance of shares, net of fees paid		0	0	[1]	172,595	[1]
Shares repurchased		(81,432)	0	[1]	0	[1]
Dividends paid		(41,388)	(41,392)	[1]	(30,531)	[1]
Dividend equivalents		(1,054)	(1,426)	[1]	(940)	[1]
Net cash flows (used in) provided by financing activities		(756,598)	546,482	[1]	668,464	[1]
Effect of exchange rate changes on cash and cash equivalents		(424)	0	[1]	0	[1]
Net increase (decrease) in cash and cash equivalents		(61,562)	(66,912)	[1]	241,348	[1]
Cash and cash equivalents at beginning of year	[1]	337,560	404,472		163,124
Cash and cash equivalents at end of year		275,998	337,560	[1]	404,472	[1]
Cash paid during the year for:
Interest		132,780	119,745	[1]	97,481	[1]
Taxes		384	188	[1]	84	[1]
Noncash Activities:
Security deposits applied to maintenance payment liability, rent receivables, other assets and rentals received in advance		3,292	1,938	[1]	1,414	[1]
Maintenance payment liability applied to rent receivables and rentals received in advance		2,523	0	[1]	4,446	[1]
Other liabilities applied to maintenance payment liability and rent receivables		240	979	[1]	0	[1]
Noncash investing activities:
Aircraft improvement		1,587	2,882	[1]	2,334	[1]
Noncash activities in connection with purchase of aircraft		19,382	26,002	[1]	1,774	[1]
Noncash activities in connection with sale of aircraft		$ 93,819	$ 12,479	[1]	$ 43,500	[1]

[1]	As restated